REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE [Abstract]
REVENUE
16. REVENUE
The Company derives its revenue principally from the following sources: (i) media rights and content fees associated with the distribution of content, (ii) ticket sales at live events and hospitality site fees, (iii) sponsorship and advertising sales and (iv) consumer product licensing and other.
Disaggregated Revenue
The following table presents the Company’s revenue disaggregated by primary revenue sources (in thousands):

	Year Ended December 31, 2023
	UFC	WWE	IMG	Corporate and Other	Total
Media rights, production and content	$870,551	$249,496	$692,224	$15,870	$1,828,141
Live events and hospitality	167,942	87,705	650,585	81,524	987,756
Sponsorship	196,296	17,957	79,103	26,397	319,753
Consumer products licensing and other	57,412	27,609	15,198	8,196	108,415
Eliminations	—	—	—	—	(19,269)

Total revenue	$1,292,201	$382,767	$1,437,110	$131,987	$3,224,796

	Year Ended December 31, 2022
	UFC	WWE	IMG	Corporate and Other	Total
Media rights, production and content	$794,397	$—	$628,529	$15,689	$1,438,615
Live events and hospitality	125,271	—	715,676	70,617	911,564
Sponsorship	166,845	—	66,879	27,757	261,481
Consumer products licensing and other	53,634	—	13,901	5,943	73,478
Eliminations	—	—	—	—	(11,106)

Total revenue	$1,140,147	$—	$1,424,985	$120,006	$2,674,032
Remaining Performance Obligations
The transaction price related to the Company’s future performance obligations does not include any variable consideration related to sales or usage-based royalties. The variability related to these sales or usage-based royalties will be resolved in the periods when the licensee generates sales related to the intellectual property license.

The following table presents the aggregate amount of the transaction price allocated to remaining performance obligations for contracts greater than one year with unsatisfied or partially satisfied performance obligations as of December 31, 2023 (in thousands):

2024	$2,407,382
2025	1,999,247
2026	928,426
2027	800,628
2028	676,008
Thereafter	776,765

Total remaining performance obligations	$7,588,456

Revenue from Prior Period Performance Obligations
The Company did not recognize any significant revenue from performance obligations satisfied in prior periods during the years ended December 31, 2023 and 2022.
Contract Liabilities (Deferred Revenues)
The Company records deferred revenue when cash payments are received or due in advance of the Company’s performance. The Company’s deferred revenue balance primarily relates to advance payments received related to its content distribution rights agreements, consumer product licensing agreements and sponsorship arrangements, as well as memberships for the Company’s subscription services. Deferred revenue is included in the current liabilities section and in other long-term liabilities in the combined balance sheets.
The following table presents the Company’s deferred revenue as of December 31, 2023 and 2022 (in thousands):

	As of December 31, 2022	Acquisitions	Additions	Deductions	Reclasses	Foreign Exchange	As of December 31, 2023
Deferred revenue - current	$368,906	$54,190	$2,230,755	$(2,098,198)	$111,943	$5,761	$673,357
Deferred revenue - non- current	65,856	—	97,127	(33,366)	(111,943)	(1,678)	15,996